INCOME TAXES - UNRECOGNIZED TAX BENEFITS RECONCILIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
BEGINNING OF YEAR	$ 465	$ 857	$ 1,096
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	26	87	124
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(38)	(147)	(97)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	87	75	97
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(45)	(381)	(301)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(20)	(22)	(39)
Unrecognized Tax Benefits, Increases (Decreases) Resulting From Currency Translation	(5)	(4)	(23)
END OF YEAR	$ 470	$ 465	$ 857